INVESTMENTS IN ASSOCIATES ACCOUNTED FOR USING THE EQUITY METHOD (Tables)	12 Months Ended
Dec. 31, 2023
INVESTMENTS IN ASSOCIATES ACCOUNTED FOR USING THE EQUITY METHOD
Schedule of investments in associates using equity method of accounting

Investments in associates are accounted for using the equity method.  Investments in associates are detailed as follows:

						Ownership
			Functional	Investment value		interest
TAXPAYER ID	Name	Country	currency	12.31.2023	12.31.2022	12.31.2023	12.31.2022
86.881.400-4	Envases CMF S.A. (1)	Chile	CLP	21,025,975	23,519,277	50.00%	50.00%
Foreign	Leão Alimentos e Bebidas Ltda. (2)	Brazil	BRL	10,636,778	8,460,307	10.26%	10.26%
Foreign	Kaik Participações Ltda. (2)	Brazil	BRL	1,551,253	1,293,219	11.32%	11.32%
Foreign	SRSA Participações Ltda.	Brazil	BRL	59,875	55,072	40.00%	40.00%
Foreign	Sorocaba Refrescos S.A.	Brazil	BRL	28,875,351	26,694,836	40.00%	40.00%
Foreign	Trop Frutas do Brasil Ltda. (2)	Brazil	BRL	885,062	1,971,055	7.52%	7.52%
76.572.588.7	Coca-Cola del Valle New Ventures S.A.	Chile	CLP	28,764,973	30,350,832	35.00%	35.00%
Total				91,799,267	92,344,598
(1)	In Envases CMF S.A., regardless of the ownership interest, it was determined that no controlling interest was held, only a significant influence, given that there was not a majority vote of the Board of Directors to make strategic business decisions.
(2)	In these companies, regardless of the ownership interest, it has been defined that the Company has significant influence, given that it has the right to appoint directors.

Schedule of movement of investments in associates accounted for using the equity method

Description	12.31.2023	12.31.2022
	ThCh$	ThCh$
Opening balance	92,344,598	91,489,194
Dividends declared	(6,232,958)	(4,383,645)
Share in operating income	3,145,106	2,118,728
Other increase (decrease) in investments in associated companies (Impairment in Trop Frutas do Brasil Ltda.)	(1,615,050)	-
Other increase (decrease) in investments in associates*	4,157,571	3,120,321
Ending balance	91,799,267	92,344,598

*Mainly due to foreign exchange rates

Schedule of reconciliation of share of profit in investments in associates

Description	12.31.2023	12.31.2022	12.31.2021
	ThCh$	ThCh$	ThCh$
Share in operating income	3,145,106	2,118,728	4,041,118
Unrealized earnings from product inventory acquired from associates and not sold at the end of the period, which is presented as a discount in the respective asset account (containers and / or inventory)	(428,937)	(568,767)	(512,131)
Amortization goodwill in the sale of fixed assets of Envases CMF S.A.			42,633
Amortization goodwill preferred rights CCDV S.A.	-	(140,892)	(478,518)
Income statement balance	2,716,169	1,409,069	3,093,102

Summary of financial information by associates

At December 31, 2023

	Envases CMF	Sorocaba Refrescos	Kaik Participaçōes	SRSA Participaçōes	Leão Alimentos e	Trop Frutas do Brasil	Coca Cola del Valle New
	S.A.	S.A.	Ltda.	Ltda.	Bebidas Ltda.	Ltda.	Ventures S.A.
	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$
Short term assets	50,693,046	39,392,459	—	24,715	92,747,488	21,186,620	24,548,167
Long term assets	54,127,400	101,420,184	13,704,046	347,922	62,843,154	28,404,343	70,825,265
Total assets	104,820,446	140,812,643	13,704,046	372,637	155,590,642	49,590,963	95,373,432
Short term liabilities	35,045,849	22,951,428	—	222,950	22,924,938	14,104,874	13,188,225
Long term liabilities	27,722,647	46,453,440	34	—	16,678,828	13,212,410	—
Total liabilities	62,768,496	69,404,868	34	222,950	39,603,766	27,317,284	13,188,225
Total Equity	42,051,950	71,407,775	13,704,012	149,687	115,986,876	22,273,679	82,185,207
Total revenue from ordinary activities	92,308,940	—	983,452	146,063	84,624,940	55,434,136	29,385,365
Net income before taxes	5,923,727	58,931,149	983,452	146,063	5,657,251	(2,548,671)	(7,822,534)
Net income after taxes	4,755,373	(1,206,475)	—	146,063	2,529,341	(2,349,151)	(5,101,497)
Other comprehensive income	29,516	9,690,233	—	—	(93,593,890)	(58,242)	—
Total comprehensive income	4,784,889	8,483,758	983,452	146,063	(91,064,549)	(2,407,393)	(5,101,497)

Reporting date (See Note 2.3)	12.31.2023	11.30.2023	11.30.2023	11.302023	11.30.2023	11.30.2023	11.30.2023

At December 31, 2022

	Envases CMF	Sorocaba Refrescos	Kaik Participaçōes	SRSA Participaçōes	Leão Alimentos e	Trop Frutas do Brasil	Coca Cola del Valle New
	S.A.	S.A.	Ltda.	Ltda.	Bebidas Ltda.	Ltda.	Ventures S.A.
	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$
Short term assets	63,615,517	41,997,646	—	22,376	77,547,906	22,235,713	26,927,496
Long term assets	52,964,004	89,524,823	11,424,515	317,159	54,195,351	27,128,282	75,247,746
Total assets	116,579,521	131,522,469	11,424,515	339,535	131,743,257	49,363,995	102,175,242
Short term liabilities	45,222,022	21,366,336	—	201,853	16,269,385	14,693,964	9,038,769
Long term liabilities	24,318,944	45,013,681	31	—	11,698,126	12,270,207	5,480,067
Total liabilities	69,540,966	66,380,017	31	201,853	27,967,511	26,964,171	14,518,836
Total Equity	47,038,555	65,142,452	11,424,484	137,682	103,775,746	22,399,824	87,656,406
Total revenue from ordinary activities	97,834,148	(741)	782,772	134,401	65,797,238	45,104,125	25,249,336
Net income before taxes	6,640,224	478,458	782,772	134,401	3,804,172	(5,105,685)	(896,914)
Net income after taxes	5,517,062	243,170	782,772	134,401	1,427,601	(5,067,707)	163,561
Other comprehensive income	—	9,680,320	—	—	1,522	275,534	—
Total comprehensive income	5,517,062	9,923,490	782,772	134,401	1,429,123	(4,792,173)	163,561

Reporting date (See Note 2.3)	12.31.2022	11.30.2022	11.30.2022	11.30.2022	11.30.2022	11.30.2022	12.31.2022